Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		¥ 784,616	$ 123,123	¥ 1,552,645	¥ 3,587,695
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		562,464	88,263	698,910	1,388,107
Property and equipment, net		99,133		98,438		$ 15,556
Overseas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[1]	222,152	34,860	853,735	2,199,588
Property and equipment, net		2,661		3,546		$ 418
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		32,646	5,123	437,262	1,342,021
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		111,481	17,494	138,918	139,290
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[2]	¥ 78,025	$ 12,243	¥ 277,555	¥ 718,277

[1]	Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
[2]	No individual country, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2019, 2020 and 2021, respectively.